PROPERTY, EQUIPMENT AND SOFTWARE (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE

	June 30, 2022	December 31, 2021
	(Unaudited)
Office buildings	$4,174,975	$4,398,414
Electronic equipment, furniture and fixtures	6,891,672	6,013,676
Motor vehicles	87,480	155,697
Cryptocurrency mining machine	8,750,300	8,147,574
Media display equipment	1,162,152	1,197,273
Leasehold improvement	556,856	529,885
Purchased software	20,282,405	19,840,491
	41,905,840	40,283,010
Less: accumulated depreciation	(23,417,267)	(18,720,926)
Property, equipment and software, net	$18,488,573	$21,562,084